UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Avenue

East Hanover, NJ  07936

(Address of principal executive offices) (Zip code)

Yow Shang David Chiueh

349 Ridgedale Avenue

East Hanover, NJ  07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

UPRIGHT INVESTMENTS TRUST

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2026 (Unaudited)

UPRIGHT ASSETS ALLOCATION PLUS FUND

UPAAX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Upright Assets Allocation Plus Fund – UPAAX (the “Fund”) for the period October 1, 2025 to March 31, 2026.

You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Assets Allocation Plus Fund	$106	-0.46%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,196,976	34	0.00%	$20,638

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	20.63%
2.	Taiwan Semiconductor Manufacturing Co. Ltd.	10.57%
3.	Himax Technologies, Inc. ADR	9.85%
4.	Direxion Daily S&P 500 Bull 3X ETF	8.67%
5.	Direxion Daily Dow Jones Internet Bull 3X ETF	5.26%
6.	ProShares UltraPro QQQ ETF	5.21%
7.	Direxion Financial Bull 3X ETF	4.08%
8.	Direxion Small Cap Bull 3X ETF	3.45%
9.	AbbVie Inc.	3.40%
10.	Ase Technology Holding Co. Ltd. ADR	3.39%
	Total % of Net Assets	74.51%

changes in and disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditors of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Upright Investments Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investments Trust or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit the SEC website at http://www.sec.gov or contact us at 1-973-533-1818.

UPRIGHT INVESTMENTS TRUST

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2026 (Unaudited)

UPRIGHT GROWTH & INCOME FUND

UPDDX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Upright Growth & Income – UPDDX (the “Fund”) for the period October 1, 2025 to March 31, 2026.

You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818. This report describes changes to the Fund that occurred during the reporting period.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth & Income Fund	$114	2.24%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$4,556,129	31	0.00%	$33,438

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	26.41%
2.	NVIDIA Corp.	16.08%
3.	Himax Technologies, Inc. ADR	8.64%
4.	Taiwan Semiconductor Manufacturing Company Ltd.	7.42%
5.	Tapestry, Inc.	7.12%
6.	Teva Pharmaceutical Industries Ltd.	4.63%
7.	The Goldman Sachs Group, Inc.	3.71%
8.	Direxion Financial Bull 3X ETF	3.38%
9.	Direxion Daily Dow Jones Internet Bull 3X ETF	3.32%
10.	AbbVie, Inc.	2.86%
	Total % of Net Assets	83.57%

material fund changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus filed on November 20, 2025 or its next prospectus, which we expect to be available by January 28, 2026 at https://sec.gov/ or upon request at 1-973-533-1818.

Additionally, from time to time, the Fund may invest a significant portion of its assets in a single sector, such as the artificial intelligence sector. Accordingly, the Fund is subject to sector risk.

Changes in and Disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditor of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Upright Investments Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investments Trust or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit the SEC website at http://www.sec.gov or contact us at 1-973-533-1818.

UPRIGHT INVESTMENTS TRUST

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2026 (Unaudited)

UPRIGHT GROWTH FUND

UPUPX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Upright Growth Fund – UPUPX (the “Fund”) for the period October 1, 2025 to March 31, 2026.

You can find additional information about the Fund on the SEC website at http://www.sec.gov. You can also request this information by contacting us at 1-973-533-1818. This report describes changes to the Fund that occurred during the reporting period.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Upright Growth Fund	$122	2.39%

*Annualized

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$24,252,829	32	0.00%	$185,087

INDUSTRY WEIGHTINGS

The following chart gives a visual breakdown of the Fund by investment type or industry. The underlying securities represent a percentage of the portfolio of investments.

top ten holdings (% OF NET ASSETS)

1.	Taiwan Semiconductor Manufacturing Company Ltd.	23.69%
2.	Himax Technologies, Inc. ADR	21.78%
3.	Morgan Stanley Institutional Liquidity Fund Government Portfolio	12.33%
4.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	8.25%
5.	Teva Pharmaceutical Industries Ltd.	8.21%
6.	Apple, Inc.	5.96%
7.	Alphabet Inc. Class C	2.37%
8.	AbbVie, Inc.	2.15%
9.	iShares 20+ Year Treasury Bond ETF	1.79%
10.	Direxion Daily Dow Jones Internet Bull 3X ETF	1.53%
	Total % of Net Assets	88.06%

material changes to the fund

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus filed on November 20, 2025 or its next prospectus, which we expect to be available by January 28, 2026 at https://sec.gov/ or upon request at 1-973-533-1818.

Under normal circumstances, the Fund invests more than 25% of the value of its total assets in instruments issues by companies in the semiconductors industry. Accordingly, the Fund is subject to the semiconductors industry concentration risk.

changes in and disagreements with accountants

The Board of Trustees voted unanimously to replace Myron Yang CPA & Associates, PLLC as the auditor of the Fund, effective November 3, 2025. There have been no disagreements with the former auditor during the Fund’s two most recent fiscal years.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Upright Investment Trust at 1-973-533-1818, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Upright Investment Trust or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit the SEC website at http://www.sec.gov or contact us at 1-973-533-1818.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Upright Investments Trust

Upright Assets Allocation Plus Fund (UPAAX)

Upright Growth & Income Fund (UPDDX)

Upright Growth Fund (UPUPX)

Semi-Annual Financial Statements

March 31, 2026

(Unaudited)

	Upright Investments Trust
	Upright Assets Allocation Plus Fund

Schedule of Investments
March 31, 2026 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 33.24%

Drug Manufacturers—General - 3.40%
500	AbbVie, Inc.	$ 108,745

Drug Manufacturers—Specialty & Generic - 2.52%
2,000	Teva Pharmaceutical Industries Ltd. ADR *	60,240
1,500	Viatris, Inc.	20,265
		80,505
Electrical Equipment & Parts - 0.35%
5,000	Plug Power, Inc. *	11,300

Integrated Circuit Design - 9.85%
40,000	Himax Technologies, Inc. ADR *	314,800

Internet Content & Information - 0.35%
100	Baidu, Inc. ADR *	11,142

Semiconductors - 16.77%
5,000	Ase Technology Holding Co. Ltd. ADR *	108,400
800	Silicon Motion Technology Corp. ADR	89,832
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	337,950
		536,182

TOTAL FOR COMMON STOCKS (Cost $709,936) - 33.24%		1,062,674

EXCHANGE TRADED FUNDS - 46.82%
750	Direxion Daily 20+ Year Treasury Bull 3X Shares	27,045
10,000	Direxion Daily Dow Jones Internet Bull 3X Shares	168,200
550	Direxion Daily Energy Bull 2X Shares	56,655
1,500	Direxion Daily Mid Cap Bull 3X Shares	77,910
85	Direxion Daily MSCI Brazil Bull 2X Shares	9,488
200	Direxion Daily MSCI Emerging Markets Bull 3X Shares	11,196
500	Direxion Daily MSCI India Bull 2x Shares	20,770
2,000	Direxion Daily Real Estate Bull 3X Shares	17,180
1,500	Direxion Daily S&P 500 Bull 3X Shares	277,335
700	Direxion Daily Semiconductor Bull 3X Shares *	33,537
1,100	Direxion Financial Bull 3X Shares	130,350
2,500	Direxion Small Cap Bull 3X Shares	110,325
1,000	Global X Lithium and Battery Tech ETF	74,350
200	iShares MSCI China ETF	11,236
200	iShares MSCI EAFE Value ETF	14,870
1,000	iShares MSCI Taiwan ETF	70,920
100	iShares Russell Mid-Cap Value ETF	14,574
1,400	KraneShares CSI China Internet ETF	39,802
4,000	ProShares UltraPro QQQ ETF	166,720
2,000	VanEck Vectors Vietnam ETF	34,620
700	Vanguard Emerging Markets Stock Index Fund	37,835
100	Vanguard FTSE All-World ex-US Small Cap Index Fund ETF	14,579
200	Vanguard Real Estate Index Fund ETF Shares	17,740
800	VictoryShares US Large Cap High Dividend Volatility Wtd Index ETF	59,613
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $788,333) - 46.82%		1,496,850

MONEY MARKET FUND - 20.63%
659,546	Fidelity Institutional Money Market - Treasury Portfolio Class III 3.30% **	659,546
TOTAL FOR MONEY MARKET FUND (Cost $659,546) - 20.63%		659,546

TOTAL INVESTMENTS (Cost $2,157,815) - 100.69%		3,219,070

LIABILITIES LESS OTHER ASSETS, NET - (0.69)%		(22,094)

NET ASSETS - 100.00%		$ 3,196,976

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2026.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

	Upright Investments Trust
	Upright Growth & Income Fund

Schedule of Investments
March 31, 2026 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 60.94%

Artificial Intelligence - 16.08%
4,200	NVIDIA Corp.	$ 732,480

Banks—Diversified - 1.29%
200	JPMorgan Chase & Co.	58,832

Capital Markets - 3.71%
200	The Goldman Sachs Group, Inc.	169,198

Consumer Electronics - 1.67%
300	Apple, Inc.	76,137

Drug Manufacturers—General - 2.87%
600	AbbVie, Inc.	130,494

Drug Manufacturers—Specialty & Generic - 4.63%
7,000	Teva Pharmaceutical Industries Ltd. ADR *	210,840

Electrical Equipment & Parts - 0.20%
4,000	Plug Power, Inc. *	9,040

Electronic & Other Electrical Equipment (No Computer Equip) - 0.59%
31	GE Vernova, Inc.	27,060

Entertainment - 0.42%
200	The Walt Disney Co.	19,276

Health Information Services - 0.06%
41	GE Healthcare Technologies, Inc.	2,918

Healthcare Plans - 0.47%
300	CVS Health Corp.	21,546

Integrated Circuit Design - 8.64%
50,000	Himax Technologies, Inc. ADR *	393,500

Luxury Goods - 7.12%
2,300	Tapestry, Inc.	324,553

Oil & Gas Integrated - 1.12%
300	Exxon Mobil Corp.	50,898

Semiconductors - 11.29%
5,000	Ase Technology Holding Co. Ltd. ADR *	108,400
500	Silicon Motion Technology Corp. ADR	56,145
1,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	337,950
1,300	United Microelectronics Corp. ADR *	11,674
		514,169
Specialty Industrial Machinery - 0.78%
125	General Electric Co.	35,471

TOTAL FOR COMMON STOCKS (Cost $990,312) - 60.94%		2,776,412

EXCHANGE TRADED FUNDS - 13.81%
800	Direxion Daily 20+ Year Treasury Bull 3X Shares	28,848
9,000	Direxion Daily Dow Jones Internet Bull 3X Shares	151,380
1,000	Direxion Daily Industrials Bull 3X Shares	73,270
1,000	Direxion Daily Mid Cap Bull 3X Shares	51,940
1,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	10,220
2,000	Direxion Daily Real Estate Bull 3X Shares	17,180
750	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	15,548
700	Direxion Daily Semiconductor Bull 3X Shares *	33,537
1,300	Direxion Financial Bull 3X Shares	154,050
2,000	Direxion Small Cap Bull 3X Shares	88,260
50	ProShares S&P 500 Dividend Aristocrats ETF	5,300
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $355,692) - 13.81%		629,533

MONEY MARKET FUND - 26.41%
1,203,178	Fidelity Institutional Money Market - Treasury Portfolio Class III 3.30% **	1,203,178
TOTAL FOR MONEY MARKET FUND (Cost $1,203,178) - 26.41%		1,203,178

TOTAL INVESTMENTS (Cost $2,549,182) - 101.16%		4,609,123

LIABILITIES LESS OTHER ASSETS, NET - (1.16)%		(52,994)

NET ASSETS - 100.00%		$ 4,556,129

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2026.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

	Upright Investments Trust
	Upright Growth Fund

Schedule of Investments
March 31, 2026 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 71.97%

Agricultural Inputs - 0.13%
1,200	The Mosaic Co.	$ 30,600

Banks—Diversified - 1.21%
6,000	Bank of America Corp.	292,500

Consumer Electronics - 5.96%
5,700	Apple, Inc.	1,446,603

Drug Manufacturers—General - 2.15%
2,400	AbbVie, Inc.	521,976

Drug Manufacturers—Specialty & Generic - 8.25%
2,000	Bausch Health Cos., Inc. *	10,800
66,102	Teva Pharmaceutical Industries Ltd. ADR *	1,990,992
		2,001,792
Electrical Equipment & Parts - 0.68%
72,500	Plug Power, Inc. *	163,850

Insurance—Life - 0.98%
1,000	Brighthouse Financial, Inc. *	59,880
2,500	Metlife, Inc.	176,800
		236,680
Integrated Circuit Design - 21.78%
671,261	Himax Technologies, Inc. ADR *	5,282,824

Internet Retail - 1.03%
2,000	Alibaba Group Holding Ltd. ADR *	250,920

Internet Content & Information - 3.07%
2,000	Alphabet, Inc. Class C	573,720
300	Meta Platforms, Inc. Class A	171,639
		745,359
Semiconductors - 25.89%
8,000	Ase Technology Holding Co. Ltd. ADR *	173,440
3,000	Silicon Motion Technology Corp. ADR	336,870
17,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,745,150
2,500	United Microelectronics Corp. ADR *	22,450
		6,277,910
Specialty Retail - 0.84%
2,000	PDD Holdings, Inc. ADR *	204,360

TOTAL FOR COMMON STOCKS (Cost $10,651,421) - 71.97%		17,455,374

EXCHANGE TRADED FUNDS - 8.93%
10,000	Direxion Daily 20+ Year Treasury Bull 3X Shares	360,600
100	Direxion Daily Aerospace & Defense Bull 3X Shares	6,310
22,000	Direxion Daily Dow Jones Internet Bull 3X Shares	370,040
3,000	Direxion Daily Industrials Bull 3X Shares	219,810
3,000	Direxion Daily Mid Cap Bull 3X Shares	155,820
4,000	Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	40,880
5,000	Direxion Daily Real Estate Bull 3X Shares	42,950
4,000	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	82,920
3,100	Direxion Daily Semiconductor Bull 3X Shares *	148,521
2,000	Direxion Financial Bull 3X Shares	237,000
1,500	Direxion Small Cap Bull 3X Shares	66,195
5,000	iShares 20+ Year Treasury Bond ETF	433,450
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,763,860) - 8.93%		2,164,496

MONEY MARKET FUNDS - 20.57%
2,000,000	Fidelity Institutional Money Market - Treasury Portfolio Class III 3.30% **	2,000,000
2,989,751	Morgan Stanley Institutional Liquidity Fund Government Portfolio 3.32% **	2,989,751
TOTAL FOR MONEY MARKET FUNDS (Cost $4,989,751) - 20.57%		4,989,751

TOTAL INVESTMENTS (Cost $17,405,032) - 101.47%		24,609,621

LIABILITIES LESS OTHER ASSETS, NET - (1.47)%		(356,792)

NET ASSETS - 100.00%		$ 24,252,829

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2026.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust

Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

Assets:	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investments in Securities, at Value
(Cost $2,157,815, $2,549,182, and $17,405,032, respectively)	$ 3,219,070	$ 4,609,123	$ 24,609,621
Cash	-	-	500
Receivables:
Dividends and Interest	2,640	4,341	26,768
Prepaid Expenses	758	782	1,071
Total Assets	3,222,468	4,614,246	24,637,960
Liabilities:
Payables:
Advisory Fees	7,750	33,120	250,306
Administrative Fees	14,760	21,436	113,507
Audit Fees	1,963	1,931	12,303
Custody Fees	6	51	910
Trustee Fees	266	430	2,173
Legal Fees	734	1,139	5,754
Miscellaneous Fees	13	10	178
Total Liabilities	25,492	58,117	385,131
Net Assets	$ 3,196,976	$ 4,556,129	$ 24,252,829

Net Assets Consist of:
Paid In Capital	$ 1,919,825	$ 1,862,527	$ 15,602,879
Distributable Earnings	1,277,151	2,693,602	8,649,950
Net Assets (unlimited shares authorized; 187,914, 177,655
and 2,004,644 shares outstanding, respectively.)	$ 3,196,976	$ 4,556,129	$ 24,252,829

Net Asset Value and Offering Price Per Share	$ 17.01	$ 25.65	$ 12.10

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust

Statements of Operations
For the six months ended March 31, 2026 (Unaudited)

	Upright Assets Allocation Plus Fund	Upright Growth & Income Fund	Upright Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $546, $544, and $9,207, respectively)	$ 16,576	$ 12,829	$ 70,549
Interest	4,881	9,151	65,958
Total Investment Income	21,457	21,980	136,507

Expenses:
Advisory Fees	20,638	33,438	185,087
Administrative Fees	7,144	10,032	50,667
Audit Fees	1,587	2,777	29,120
Insurance Fees	46	62	434
Custody Fees	192	-	1,783
Legal Fees	2,180	1,409	20,786
Trustee Fees	742	895	4,254
Miscellaneous Fees	1,339	1,388	2,394
Total Expenses	33,868	50,001	294,525

Net Investment Loss	(12,411)	(28,021)	(158,018)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	251,866	715,430	1,696,297
Net Change in Unrealized Depreciation on Investments	(272,870)	(573,625)	(640,352)
Net Realized and Unrealized Gain (Loss) on Investments	(21,004)	141,805	1,055,945

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (33,415)	$ 113,784	$ 897,927

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Assets Allocation Plus Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2026	9/30/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (12,411)	$ 2,261
Net Realized Gain on Investments	251,866	890
Net Change in Unrealized Appreciation (Depreciation) on Investments	(272,870)	682,196
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,415)	685,347

Distributions to Shareholders	(1,959)	-

Capital Share Transactions:
Proceeds from Shares Sold	216,755	-
Reinvestment of Distributions	1,959	-
Cost of Shares Redeemed	(547)	(16,353)
Net Increase (Decrease) from Capital Shares Transactions	218,167	(16,353)

Total Increase	182,793	668,994

Net Assets
Beginning of Period/Year	3,014,183	2,345,189

End of Period/Year	$ 3,196,976	$ 3,014,183

Capital Share Transactions:
Shares Sold	11,617	-
Shares Issued on Reinvestment of Distributions	111	-
Shares Redeemed	(31)	(1,023)
Net Increase (Decrease) in Outstanding Shares of the Fund	11,697	(1,023)

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Growth & Income Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2026	9/30/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (28,021)	$ (23,199)
Net Realized Gain (Loss) on Investments	715,430	(19,549)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(573,625)	1,274,130
Net Increase in Net Assets Resulting from Operations	113,784	1,231,382

Distributions to Shareholders	-	-

Capital Share Transactions:
Proceeds from Shares Sold	208,756	-
Reinvestment of Distributions	-	-
Cost of Shares Redeemed	(590)	(21,702)
Net Increase (Decrease) from Capital Shares Transactions	208,166	(21,702)

Total Increase	321,950	1,209,680

Net Assets
Beginning of Period/Year	4,234,179	3,024,499

End of Period/Year	$ 4,556,129	$ 4,234,179

Capital Share Transactions:
Shares Sold	7,698	-
Shares Issued on Reinvestment of Distributions	-	-
Shares Redeemed	(23)	(990)
Net Increase (Decrease) in Outstanding Shares of the Fund	7,675	(990)

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Growth Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	3/31/2026	9/30/2025
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (158,018)	$ 26,581
Net Realized Gain on Investments	1,696,297	4,382,460
Net Change in Unrealized Appreciation (Depreciation) on Investments	(640,352)	1,950,046
Net Increase in Net Assets Resulting from Operations	897,927	6,359,087

Distributions to Shareholders	(1,883,155)	-

Capital Share Transactions:
Proceeds from Shares Sold	33,183	23,759
Shares Issued on Reinvestment of Distributions	1,833,422	-
Cost of Shares Redeemed	(838,418)	(2,774,644)
Net Increase (Decrease) from Capital Share Transactions	1,028,187	(2,750,885)

Total Increase	42,959	3,608,202

Net Assets
Beginning of Period/Year	24,209,870	20,601,668

End of Period/Year	$ 24,252,829	$ 24,209,870

Capital Share Transactions:
Shares Sold	2,623	480
Shares Issued on Reinvestment of Distributions	152,278	-
Shares Redeemed	(63,625)	(259,033)
Net Increase (Decrease) in Outstanding Shares of the Fund	91,276	(258,553)

The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Assets Allocation Plus Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	3/31/2026		9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value, at Beginning of Period/Year	$ 17.10		$ 13.23	$ 9.48	$ 8.51	$ 12.88	$ 7.83

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.07)		0.01	(0.04)	0.03	0.16	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.01)		3.86	3.88	1.09	(4.53)	5.19
Total from Investment Operations	(0.08)		3.87	3.84	1.12	(4.37)	5.10

Distributions:
Net Investment Income	(0.01)		-	(0.09)	-	-	-
Realized Gains	-		-	-	(0.15)	-	(0.05)
Total from Distributions	(0.01)		-	(0.09)	(0.15)	-	(0.05)

Paid in capital from redemption fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 17.01		$ 17.10	$ 13.23	$ 9.48	$ 8.51	$ 12.88

Total Return **	(0.46)%	(b)	29.25%	40.67%	13.08%	(33.93)%	65.30%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 3,197		$ 3,014	$ 2,345	$ 1,669	$ 1,413	$ 1,884
Ratio of Expenses to Average Net Assets	2.13%	(a)	1.96%	2.72%	2.87%	2.49%	2.21%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.78)%	(a)	0.09%	(0.34)%	0.29%	1.31%	(1.02)%
Portfolio Turnover	0.00%	(b)	0.00%	0.00%	0.00%	1.41%	1.75%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Growth & Income Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	3/31/2026		9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value, at Beginning of Period/Year	$ 24.91		$ 17.72	$ 11.31	$ 9.13	$ 14.36	$ 8.23

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.16)		(0.14)	(0.13)	0.05	0.20	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.90		7.33	6.62	2.37	(5.43)	6.22
Total from Investment Operations	0.74		7.19	6.49	2.42	(5.23)	6.13

Distributions:
Net Investment Income	-		-	(0.08)	-	-	-
Realized Gains	-		-	-	(0.24)	-	-
Total from Distributions	-		-	(0.08)	(0.24)	-	-

Paid in capital from redemption fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 25.65		$ 24.91	$ 17.72	$ 11.31	$ 9.13	$ 14.36

Total Return **	2.97%	(b)	40.58%	57.35%	26.55%	(36.42)%	74.48%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,556		$ 4,234	$ 3,024	$ 1,924	$ 1,368	$ 1,923
Ratio of Expenses to Average Net Assets	2.24%	(a)	2.28%	2.90%	2.60%	2.87%	2.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.26)%	(a)	(0.68)%	(0.85)%	0.47%	1.54%	(0.68)%
Portfolio Turnover	0.00%	(b)	0.11%	0.00%	0.00%	1.12%	12.68%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

Upright Investments Trust
Upright Growth Fund

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	3/31/2026		9/30/2025	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value, at Beginning of Period/Year	$ 12.65		$ 9.50	$ 7.81	$ 7.42	$ 11.56	$ 5.97

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.08)		0.01	(0.06)	0.14	0.49	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.54		3.14	1.93	0.89	(4.07)	5.62
Total from Investment Operations	0.46		3.15	1.87	1.03	(3.58)	5.59

Distributions:
Net Investment Income	-	***	-	(0.18)	-	-	-
Realized Gains	(1.01)		-	-	(0.64)	(0.56)	-
Total from Distributions	(1.01)		-	(0.18)	(0.64)	(0.56)	-

Paid in capital from redemption fees ***	-		-	-	-	-	-

Net Asset Value, at End of Period/Year	$ 12.10		$ 12.65	$ 9.50	$ 7.81	$ 7.42	$ 11.56

Total Return **	3.71%	(b)	33.16%	24.07%	13.22%	(33.21)%	93.63%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 24,253		$ 24,210	$ 20,602	$ 17,403	$ 16,340	$ 24,978
Ratio of Expenses to Average Net Assets	2.39%	(a)	2.29%	3.21%	1.88%	2.09%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.28)%	(a)	0.12%	(0.71)%	1.72%	4.58%	(0.23)%
Portfolio Turnover	0.00%	(b)	5.82%	0.65%	0.81%	2.53%	0.28%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Less than $0.005 per share.
(a) Annualized.
(b) Not annualized.
The accompanying notes are an integral part of these financial statements.

Upright Investments Trust

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Upright Investments Trust (the “Trust”) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares. The Trust presently includes Upright Assets Allocation Plus Fund (“Assets Allocation Plus Fund”), a diversified series; Upright Growth and Income Fund (the “Growth and Income Fund”), a diversified series; and Upright Growth Fund (the “Growth Fund”), a non-diversified series, (each a “Fund,” and collectively the “Funds”). The principal investment objective of the Assets Allocation Plus Fund is to seek total return. The principal investment objective of the Growth and Income Fund is to seek current income consistent with growth of capital. The principal investment objective of the Growth Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2026, the Funds did not incur any interest or penalties.

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually. Distributions of the Funds’ net realized capital gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

Security Transactions and Related Income - Investment and shareholder transactions are recorded on the trade date. Gains and losses on securities transactions are determined on the basis of identified cost. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board of Trustees (the “Board”).

As an open-end registered investment company, the Trust follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including FASB Accounting Standards Update 2013-08.

3. SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser as the “valuation designee” the responsibility for determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Money Market Funds - Money market funds are generally priced at the ending net asset value provided by the service agent of the fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Equity securities (common stocks and exchange traded funds) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy described above. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized as Level 2.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the company may be delayed or limited. The Funds did not enter any repurchase agreements during six months ended March 31, 2026.

Securities Sold Short - The Funds may make short sales. A short sale involves selling a security which a Fund does not own. The proceeds received for short sales are recorded as liabilities and a Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Funds records a realized gain or loss when the short position is closed out. The Funds do not have any open short positions on March 31, 2026.

Securities Purchased on Margin – The Funds may purchase securities on margin in which case the Funds does not fully pay for securities purchased and borrows amounts to settle the purchase. No securities were purchased on margin during the six months ended March 31, 2026. During this period, the Funds paid no margin interest.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of March 31, 2026:

Assets Allocation Plus Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 1,062,674	$ -	$ -	$ 1,062,674
Exchange Traded Funds	1,496,850	-	-	1,496,850
Money Market Fund	659,546	-	-	659,546
	$ 3,219,070	$ -	$ -	$ 3,219,070

Growth & Income Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$ 2,776,412	$ -	$ -	$ 2,776,412
Exchange Traded Funds	629,533	-	-	629,533
Money Market Fund	1,203,178	-	-	1,203,178
	$ 4,609,123	$ -	$ -	$ 4,609,123

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Total Investments
Common Stocks *	$17,455,374	$ -	$ -	$ 17,455,374
Exchange Traded Funds	2,164,496	-	-	2,164,496
Money Market Funds	4,989,751	-	-	4,989,751
	$24,609,621	$ -	$ -	$ 24,609,621

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the six months ended March 31, 2026. The Funds did not hold any derivative instruments at any time during the six months ended March 31, 2026. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”) on behalf of the Funds. Pursuant to its Investment Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated at an annual rate of 1.50% of the daily net assets of each of the Growth & Income Fund and Growth Fund, and 1.30% of the daily net assets of the Assets Allocation Plus Fund. The Funds have accrued the following advisory fees for the six months ended March 31, 2026:

Advisory Fees for the six months ended March 31, 2026

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Advisory Fees Earned	$ 20,638	$ 33,438	$ 185,087
Advisory Fees owed to Adviser	$ 7,750	$ 33,120	$ 250,306

Administrative Fees

Upright Financial Corporation serves as the Funds’ administrator. As compensation for services rendered to the Funds, the administrator receives a fee payable at the end of each calendar month at the annual rate of 0.45% of each Fund’s daily net assets for the first $10 million of daily net assets, 0.40% of each Fund’s daily net assets for daily net assets between $10 million to $20 million, and 0.35% of each Fund’s daily net assets for average daily net assets over $20 million.

Mutual Shareholder Services, LLC provides transfer agency and fund accounting services to the Funds.

Mr. Kevin Huang, CFA candidate, IEEE Senior Member, serves as the Chief Compliance Officer (CCO) of the Trust.

The Funds have accrued the following administrative fees for the six months ended March 31, 2026:

Administrative Fees for the six months ended March 31, 2026

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Administrative Fees Earned	$ 7,144	$ 10,032	$ 50,667
Administrative Fees owed to Adviser	$ 14,760	$ 21,436	$ 113,507

Argent Institutional Trust Company serves as the Trust’s custodian.

Yow Shang David Chiueh is an officer of the Adviser. He is also an officer and trustee of the Trust.

5. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2026, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Purchases	$ -	$ -	$ -
Sales	$ 379,680	$ 920,770	$ 2,284,127

6. TAX MATTERS

As of September 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Federal tax cost of investments, including short-term investments +	$ 1,704,981	$ 1,645,179	$ 16,547,920
Gross tax appreciation of investments	$ 1,525,655	$ 2,794,857	$ 10,511,265
Gross tax depreciation of investments	(191,530)	(161,291)	(2,666,324)
Net tax appreciation	$ 1,334,125	$ 2,633,566	$ 7,844,941

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Funds. As of September 30, 2025, the Funds did not have any disallowed wash sales and the book cost of investments equals the federal tax cost.

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of September 30, 2025, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Accumulated undistributed ordinary loss	$ (10,417)	$ (4,859)	$ (55,607)
Post October loss and late year loss	-	(6,334)	-
Accumulated undistributed capital gain	-	-	1,845,844
Capital loss carryforwards (non-expiring)	(11,183)	(42,555)	-
Unrealized appreciation	1,334,125	2,633,566	7,844,941
Total distributable earnings/(deficit)	$ 1,312,525	$ 2,579,818	$ 9,635,178

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year. The Funds incurred and elected to defer such late year ordinary losses and post-October losses as follows:

	Late Year	Post-October
	Losses	Losses
Assets Allocation Plus Fund	$-	$-
Growth & Income Fund	6,334	-
Growth Fund	-	-

As of September 30, 2025, the Funds have capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains indefinitely, as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Long-term non-expiring	$ 11,183	$ 42,555	$ -
Short-term non-expiring	-	-	-
Total	$ 11,183	$ 42,555	$ -

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

For the year ended September 30, 2025, the Assets Allocation Plus Fund utilized $890 in capital loss carryforwards and the Growth Fund utilized $2,507,282 in capital loss carryforwards.

Permanent book and tax differences, primarily attributable to net operating loss forfeitures, resulted in reclassifications for the fiscal year ended September 30, 2025 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Assets Allocation Plus Fund	$(5,258)	$5,258
Growth & Income Fund	(38,030)	38,030
Growth Fund	(61,017)	61,017

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with GAAP.

The tax character of distributions paid during the six months ended March 31, 2026 were as follows:

	Assets Allocation Plus Fund	Growth & Income Fund	Growth Fund
Ordinary Income	$ 1,959	$ -	$ 37,310
Long-term Gain	$ -	$ -	$1,845,845

The Funds did not pay a distribution during the year ended September 30, 2025.

7. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9. SECTOR RISK

The Funds may, at times, invest a substantial portion of the portfolio in companies in one single market segment. A Fund may be more susceptible to adverse economic, political, regulatory or market developments affecting a single sector; this will increase a Fund’s risk and will make the Fund more volatile.

10. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the funds under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Chao Cho Yeh, in aggregate, owned approximately 31% and 30% of the shares of the Assets Allocation Plus Fund and Growth & Income Funds, respectively. As of March 31, 2026, Yu-Yun Huang, in aggregate, owned approximately 27% and 26% of the shares of the Assets Allocation Plus Fund and Growth Funds, respectively.

11. NEW ACCOUNTING PRONOUNCEMENT

On December 14, 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to Accounting Standards Codification (ASC) 740, Income Taxes. The Funds have adopted ASU 2023-09 as of March 31, 2026, with no material impact on the Funds’ financial statements.

12. CHANGE OF SERVICE PROVIDERS

Effective as of November 3, 2025, Myron Yang CPA & Associates, PLLC has been replaced as the Funds’ auditor. The Trust has retained Tang Qian & Associates PLLC as the Funds’ independent registered public accounting firm for the fiscal year ended September 30, 2025.

As of June 6, 2025, Argent Institutional Trust Company announced it has entered into a definitive agreement to acquire the corporate trust and institutional custody business of The Huntington National Bank. As of February 28th, 2026, the Fund changed custodians from Huntington Bank to Argent Institutional Trust Company to perform all custodial services for the Fund.

13. LEGAL AND REGULATORY MATTERS

The Trust and its series funds (“the Funds”) are not parties to any litigation, claims, or assessments as of the date of these financial statements, and management is not aware of any threatened litigation involving the Trust or the Funds.

On March 17, 2025, the U.S. Securities and Exchange Commission (“SEC”) initiated a civil enforcement action in the United States District Court for the District of New Jersey against Upright Financial Corporation (the “Administrator”) and its founder, Yow Shang David Chiueh. Upright Financial Corporation previously served as the investment adviser, administrator, and accounting services provider to certain series of the Trust. Neither the Trust nor any of its Funds is named as a defendant in this action, and the SEC has not indicated any intention to add the Trust or its Funds as defendants.

According to the Administrator’s legal counsel, the SEC’s claims relate to matters including a delay in reducing the concentration level of a particular security, questions regarding the classification of certain securities by industry sector, and certain corporate governance issues. These matters are not alleged to have resulted in harm to Fund shareholders. A motion to dismiss several of the asserted claims was filed by the Administrator and its founder but has been denied by the Court. The litigation is currently in its early stages of discovery.

Management has evaluated the implications of the above-referenced litigation on the Trust and its Funds. Because neither the Trust nor its Funds is a party to the action, no claims have been asserted against them, and no assessment has been made that would indicate that a loss is probable or reasonably estimable for the Trust or its Funds, no liability has been recorded in the accompanying financial statements.

Management will continue to monitor developments in this matter and will evaluate the need for additional disclosure if new information becomes known that would affect the Trust or its Funds.

14. SUBSEQUENT EVENTS

Management has evaluated the impact of any subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Upright Investments Trust

ADDITIONAL INFORMATION

MARCH 31, 2026 (UNAUDITED)

Proxy Voting Procedures

The Trust's Board has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-973-533-1818 or on the SEC website at http://www.sec.gov.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16.  Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/ Yow Shang David Chiueh

*Yow Shang David Chiueh

Chief Executive Officer

Date June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Yow Shang David Chiueh

*Yow Shang David Chiueh

Chief Executive Officer

Date June 8, 2026

* Print the name and title of each signing officer under his or her signature.